Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2016 to March 25, 2016, subscriptions of $2,564,152 were made to the Trust and redemptions of $6,297,903  were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 25, 2016, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.